Fair Value Measurements - Summary of Information About The Company's Financial Assets and Liabilities That Are Measured at Fair Value On Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets
Prepaid expenses and other current assets	$ 12,915	$ 1,138	$ 329
Fair Value, Recurring [Member]
Financial Assets
Total assets	19,722	26,031	7,515
Financial Liabilities
Total liabilities	496	26,189	5,021
Money Market Funds [Member] | Fair Value, Recurring [Member]
Financial Assets
Money market funds	18,652	26,031	7,515
Share settled forward [Member] | Fair Value, Recurring [Member]
Financial Assets
Prepaid expenses and other current assets	1,070
Warrant [Member] | Private Placement Warrants [Member] | Fair Value, Recurring [Member]
Financial Liabilities
Total liabilities	496
Debt Derivative Liabilities [Member] | Fair Value, Recurring [Member]
Financial Liabilities
Total liabilities		26,189	5,021
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Financial Assets
Total assets	18,652	26,031	7,515
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member] | Fair Value, Recurring [Member]
Financial Assets
Money market funds	18,652	26,031	7,515
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Financial Liabilities
Total liabilities	496	0	0
Fair Value, Inputs, Level 2 [Member] | Warrant [Member] | Private Placement Warrants [Member] | Fair Value, Recurring [Member]
Financial Liabilities
Total liabilities	496
Fair Value, Inputs, Level 2 [Member] | Debt Derivative Liabilities [Member] | Fair Value, Recurring [Member]
Financial Liabilities
Total liabilities		0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Financial Assets
Total assets	1,070
Financial Liabilities
Total liabilities	0	26,189	5,021
Fair Value, Inputs, Level 3 [Member] | Share settled forward [Member] | Fair Value, Recurring [Member]
Financial Assets
Prepaid expenses and other current assets	1,070
Fair Value, Inputs, Level 3 [Member] | Warrant [Member] | Private Placement Warrants [Member] | Fair Value, Recurring [Member]
Financial Liabilities
Total liabilities	$ 0
Fair Value, Inputs, Level 3 [Member] | Debt Derivative Liabilities [Member] | Fair Value, Recurring [Member]
Financial Liabilities
Total liabilities		$ 26,189	$ 5,021